PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Receivables from third party payment service providers		¥ 13,450	$ 1,936	¥ 888
Interest receivables		4,882	703	5,189
Deposit for share repurchase	[1]	16,557	2,385
Receivables of remaining consideration	[2]	71,820	10,343
Deferred sponsorship and advertising expenses				1,963
Deposits receivable from merchants	[3]			6,970
Others		18,825	2,711	15,845
Prepayments and other current assets, Total		¥ 125,534	$ 18,078	¥ 30,855

[1]	Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015.
[2]	Receivables of remaining consideration represent the remaining cash consideration relating to the disposal of equity interest in Sumpay.cn as of December 31, 2016, which has been collected in March 2017.
[3]	Deposits receivable from merchants represent cash paid in advance by Sumpay.cn to the local merchants for the prepaid card services. Sumpay.cn has been disposed in May 2016.